SCHEDULE OF SEGMENT REPORTING INFORMATION BY SEGMENT (Details) - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenues:
Rental income	$ 3,756,368		$ 4,281,753		$ 7,440,412	$ 8,314,182	$ 16,470,918	$ 18,523,813
Fees and other income	58,707		96,987		147,463	189,743	343,790	401,462
Total revenue	3,815,075		4,378,740		7,587,875	8,503,925	16,814,708	18,925,275
Costs and expenses:
Rental operating costs	1,258,664		1,462,605		2,803,105	3,075,248	6,158,052	6,256,077
General and administrative	1,341,297		1,223,658		3,015,120	2,885,634	5,704,830	7,526,675
Depreciation and amortization	898,710		1,211,691		1,897,679	2,455,796	4,862,267	5,515,518
Impairment of goodwill and real estate assets	2,978,150		4,317,389		3,502,523	4,344,332	6,443,437	1,969,311
Total costs and expenses	6,476,821		8,215,343		11,218,427	12,761,010	23,168,586	21,267,581
Other income (expense):
Interest expense - mortgage notes	(1,151,932)		(1,477,870)		(3,202,006)	(2,988,341)	(6,050,437)	(6,050,196)
Interest and other income, net	5,206		5,206		10,355	10,354	20,881	(151,356)
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)	5,743		(7,802)		7,728	(184,459)	(188,287)	(17,925,723)
Gain on sales of real estate, net	(21,997)		323,359		150,099	4,777,327	5,444,792	3,426,572
Gain on disposition of assets and liabilities, net					3,416,501
Income tax (expense) benefit	(26,630)		(53,910)		(44,687)	(28,501)	(463,170)	(60,855)
Total other income, net	(1,189,610)		(1,211,017)		337,990	1,586,380	(1,236,221)	(20,761,558)
Net income (loss)	(3,851,356)	$ 558,794	(5,047,620)	$ 2,376,915	(3,292,562)	(2,670,705)	(7,590,099)	(23,103,864)
Less: Income attributable to noncontrolling interests	40,230		(228,905)		(77,655)	(340,468)	(685,586)	(2,524,665)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	(3,811,126)		(5,276,525)		(3,370,217)	(3,011,173)	(8,275,685)	(25,628,529)
Operating Segments [Member] | Retail Properties [Member]
Revenues:
Rental income	93,574		93,574		187,148	356,452	543,600	2,058,622
Fees and other income						400	400	62,041
Total revenue	93,574		93,574		187,148	356,852	544,000	2,120,663
Costs and expenses:
Rental operating costs	5,261		4,824		10,093	105,392	115,047	608,667
General and administrative
Depreciation and amortization	22,928		22,928		45,856	54,617	100,472	394,461
Impairment of goodwill and real estate assets
Total costs and expenses	28,189		27,752		55,949	160,009	215,519	1,003,128
Other income (expense):
Interest expense - mortgage notes	(38,728)		(39,942)		(81,845)	(198,039)	(276,961)	(577,761)
Interest and other income, net
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)
Gain on sales of real estate, net						4,213,068	4,494,358
Gain on disposition of assets and liabilities, net
Income tax (expense) benefit
Total other income, net	(38,728)		(39,942)		(81,845)	4,015,029	4,217,397	(577,761)
Net income (loss)	26,657		25,880		49,354	4,211,872	4,545,878	539,774
Less: Income attributable to noncontrolling interests
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	26,657		25,880		49,354	4,211,872	4,545,878	539,774
Operating Segments [Member] | Office Industrial Properties [Member]
Revenues:
Rental income	2,846,734		3,168,878		5,517,315	6,022,908	11,975,156	12,097,022
Fees and other income	51,316		64,893		134,115	127,255	257,414	241,530
Total revenue	2,898,050		3,233,771		5,651,430	6,150,163	12,232,570	12,338,552
Costs and expenses:
Rental operating costs	1,323,387		1,549,497		2,954,224	3,167,862	6,423,862	6,136,564
General and administrative	20				17,519	16,850	19,195	2,330
Depreciation and amortization	694,602		955,575		1,478,878	1,954,744	3,910,547	4,154,769
Impairment of goodwill and real estate assets	2,833,462		4,226,620		3,282,197	4,226,620	6,031,828	1,377,937
Total costs and expenses	4,851,471		6,731,692		7,732,818	9,366,076	16,385,432	11,671,600
Other income (expense):
Interest expense - mortgage notes	(670,352)		(921,953)		(2,213,435)	(1,813,284)	(3,757,328)	(3,457,360)
Interest and other income, net								(171,734)
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)
Gain on sales of real estate, net
Gain on disposition of assets and liabilities, net					3,416,501
Income tax (expense) benefit	(2,000)				(2,000)		(9,600)
Total other income, net	(672,352)		(921,953)		1,201,066	(1,813,284)	(3,766,928)	(3,629,094)
Net income (loss)	(2,625,773)		(4,419,874)		(880,322)	(5,029,197)	(7,919,790)	(2,962,142)
Less: Income attributable to noncontrolling interests	(11,438)		(11,655)		(9,385)	(29,614)	(47,710)	(86,686)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	(2,637,211)		(4,431,529)		(889,707)	(5,058,811)	(7,967,500)	(3,048,828)
Operating Segments [Member] | Model Home Properties [Member]
Revenues:
Rental income	816,060		1,019,301		1,735,949	1,934,822	3,952,162	4,368,169
Fees and other income	512		428		6,047	(1,326)	5,776	68,084
Total revenue	816,572		1,019,729		1,741,996	1,933,496	3,957,938	4,436,253
Costs and expenses:
Rental operating costs	42,064		49,940		90,941	98,097	212,817	171,621
General and administrative	225,959		187,935		452,842	417,895	813,705	820,217
Depreciation and amortization	180,707		231,954		371,998	443,967	846,818	952,627
Impairment of goodwill and real estate assets	144,688		90,769		220,326	117,712	339,609	406,374
Total costs and expenses	593,418		560,598		1,136,107	1,077,671	2,212,949	2,350,839
Other income (expense):
Interest expense - mortgage notes	(441,573)		(514,636)		(904,131)	(974,346)	(2,010,791)	(2,009,641)
Interest and other income, net	8		8		15	15	(13,735)	(23,890)
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)
Gain on sales of real estate, net	(21,997)		323,359		150,099	564,259	950,434	3,426,572
Gain on disposition of assets and liabilities, net
Income tax (expense) benefit	(3,630)		(30,310)		(19,287)	(52,481)	(60,875)	(55,543)
Total other income, net	(467,192)		(221,579)		(773,304)	(462,553)	(1,134,967)	1,337,498
Net income (loss)	(244,038)		237,552		(167,415)	393,272	610,022	3,422,912
Less: Income attributable to noncontrolling interests	51,668		(217,250)		(68,270)	(310,854)	(637,876)	(2,437,979)
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	(192,370)		20,302		(235,685)	82,418	(27,854)	984,933
Segment Reporting, Reconciling Item, Corporate Nonsegment [Member]
Revenues:
Rental income
Fees and other income	6,879		31,666		7,301	63,414	80,200	29,807
Total revenue	6,879		31,666		7,301	63,414	80,200	29,807
Costs and expenses:
Rental operating costs	(112,048)		(141,656)		(252,153)	(296,103)	(593,674)	(660,775)
General and administrative	1,115,318		1,035,723		2,544,759	2,450,889	4,871,930	6,704,128
Depreciation and amortization	473		1,234		947	2,468	4,430	13,661
Impairment of goodwill and real estate assets							72,000	185,000
Total costs and expenses	1,003,743		895,301		2,293,553	2,157,254	4,354,686	6,242,014
Other income (expense):
Interest expense - mortgage notes	(1,279)		(1,339)		(2,595)	(2,672)	(5,357)	(5,434)
Interest and other income, net	5,198		5,198		10,340	10,339	34,616	44,268
Net gain in Conduit Pharmaceuticals marketable securities (see footnote 9)	5,743		(7,802)		7,728	(184,459)	(188,287)	(17,925,723)
Gain on sales of real estate, net
Gain on disposition of assets and liabilities, net
Income tax (expense) benefit	(21,000)		(23,600)		(23,400)	23,980	(392,695)	(5,312)
Total other income, net	(11,338)		(27,543)		(7,927)	(152,812)	(551,723)	(17,892,201)
Net income (loss)	(1,008,202)		(891,178)		(2,294,179)	(2,246,652)	(4,826,209)	(24,104,408)
Less: Income attributable to noncontrolling interests
Net income (loss) attributable to Presidio Property Trust, Inc. stockholders	$ (1,008,202)		$ (891,178)		$ (2,294,179)	$ (2,246,652)	$ (4,826,209)	$ (24,104,408)